Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Commitments and Contingencies.
Optional term to renew the lease	2 years
Minimum future rent payments under the lease agreement
2014	$ 98			$ 98
2015	8			8
Total future minimum lease payments	106			106
Total rent expense	$ 174	$ 127	$ 70	$ 375